Intangible Assets (Details) - Schedule of intangible assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	R 99,112	R 57,481
Accumulated amortization	(39,773)	(16,742)
Carrying value	59,339	40,739
Product development costs [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	83,566	46,452
Accumulated amortization	(29,922)	(9,385)
Carrying value	53,644	37,067
Computer software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	15,546	11,029
Accumulated amortization	(9,851)	(7,357)
Carrying value	R 5,695	R 3,672